5. EQUITY TRANSACTIONS (Details - Warrant assumptions) - Warrants - $ / shares	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Risk free interest rate, minimum	0.70%
Risk free interest rate, maximum	1.93%
Risk free interest rate		1.70%
Average expected term	3.42-5.5 years	5 years
Expected Volatility Rate, Minimum	88.20%
Expected volatility rate		98.60%
Expected Volatility Rate, Maximum	96.00%
Expected dividends	$ 0	$ 0